PAGE 1
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
Dear Shareholders:
                 We have pleasant news to share with you in this report.
(Photo of         The U.S. stock market delivered exceptionally strong
William M.       performance during the 12 months that ended on September 30,
Ennis appears    1997. Investors in Keystone Small Company Growth Fund (S-4)
here.)           certainly had the opportunity to participate in this pleasant experience, particularly at the end of the period when the markets began recognizing the values in small company stocks.
                   Riding a friendly, rising tide of moderate growth and modest inflation, the stock market rose higher and higher, with the steady ascent interrupted just briefly for pauses in the late winter and late summer of 1997.
                 MARKET LEADERSHIP
                 The 12 months from October 1, 1996 through September 30, 1997
                 were especially rewarding   WILLIAM M. ENNIS
                 for the biggest of the largest capitalization companies. Stocks of the largest companies, particularly those with strong positions in the global markets, tended to be the market leaders. Funds, such as Keystone Small Company Growth Fund (S-4), lagged funds that emphasized these large cap companies during most of the year. However, in the final three months of the period, small and mid-size company stocks began to show new strength.
  It is important to keep these returns in perspective.
MARKET CYCLES
History has shown that the markets move in cycles, and one year's performance does not often indicate the following year's performance. History also has taught us, however, that over longer periods of time, the winning investment strategies are those that have consistent disciplines and that remain faithful to those disciplines, even during periodic market slumps.
  At Evergreen Funds, we encourage you to remain focused on your long-term goals and to remain disciplined in your personal investment strategies. No one can confidently say whether next year's market or the following year's market will be as rewarding as last year's market. We can say, however, that the most likely winners in the long run are those who consistently follow long-term investment strategies.
UPCOMING DEVELOPMENTS
In the next few weeks and months, you will begin to see some changes which we believe will enhance the investment experience of shareholders of Keystone Funds and Evergreen Funds.
  You are scheduled to receive a proxy statement explaining a number of proposed changes. Among these are proposals that would give shareholders of Keystone Funds exchange privileges with a wide range of investment choices in the Evergreen Funds family and that would introduce multiple classes for many traditional Keystone Funds. This latter proposal may bring lower expenses for many long-term fund shareholders. As part of these changes, all Keystone Funds would become part of the Evergreen Fund family and be renamed as Evergreen Funds early in 1998.
                                 -- CONTINUED--

PAGE 2
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
  We have made these proposals after very serious consideration. We encourage you to consider them carefully when you receive the proxy.
  If you should have any questions about these or other issues affecting your investments, please consult your financial adviser or call Evergreen Funds at 1-800-343-2898.
Sincerely,

/s/ William M. Ennis

William M. Ennis
MANAGING DIRECTOR
November, 1997

PAGE 3
---------------------------------------------------------
                               A Discussion With
                               Your Fund Manager

                    (Photo of J. Gary Craven appears here.)



   J. GARY CRAVEN IS SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER,
   SMALL COMPANY STOCKS AND PORTFOLIO MANAGER OF YOUR FUND. MR. CRAVEN IS A CHARTERED FINANCIAL ANALYST. PRIOR TO JOINING KEYSTONE IN NOVEMBER 1996,
   HE WAS A PORTFOLIO MANAGER AT INVISTA CAPITAL MANAGEMENT, INC., A
   SUBSIDIARY OF THE PRINCIPAL FINANCIAL GROUP. AT INVISTA, HE MANAGED AN
   $860 MILLION SMALL-COMPANY GROWTH PENSION ACCOUNT AND CO-MANAGED PRINCOR EMERGING GROWTH FUND AND PRINCOR GROWTH FUND, ALL OF WHICH HAD ATTRACTIVE PERFORMANCE RECORDS RELATIVE TO SMALL-CAP BENCHMARKS WHILE UNDER HIS MANAGEMENT. KEYSTONE'S SMALL COMPANY STOCK TEAM IS COMPOSED OF THREE PORTFOLIO MANAGERS AND SUPPORTED BY FIVE EQUITY ANALYSTS. TOGETHER, THEY SEARCH FOR STOCKS OF SMALL COMPANIES WITH SUSTAINABLE ABOVE-AVERAGE GROWTH RATES.
Q HOW DID THE FUND PERFORM DURING THE PERIOD?
A For the four-month period that ended September 30, 1997, your Fund produced a total return of 21.43%, exclusive of any deferred sales charge. The Russell 2000 Index rose 19.81%, and the Russell 2000 Growth Index produced a total return of 20.88% for the same period. For the twelve-month period that ended September 30, 1997, your Fund produced a total return of 18.48%, and the Russell 2000 Growth Index produced a total return of 23.26%. Your Fund's impressive return reflects a general upward trend in small-company stock prices. After lagging large-company stocks for more than two years, small-company stocks took the lead, as their compelling relative valuations fueled investor demand.
WHAT WAS THE ECONOMIC ENVIRONMENT LIKE DURING THE PERIOD?
A The economic environment was ideal for small-company stocks. Economic growth was strong, inflation remained under control, and interest rates were relatively low. Against this back drop, small-company stocks generated strong returns. In fact, for the third calendar quarter of 1997, small-company stocks were market leaders.
Q HOW DID YOU MANAGE THE FUND IN THIS ENVIRONMENT?
A We sought companies with market capitalizations of $1 billion and under with improving prospects. We invested in a variety of businesses in several economic sectors, including, technology, healthcare, finance, and energy. At the end of the period, your Fund's portfolio was composed of 198 stocks in 25 industries.
Q AT 37.8% ON SEPTEMBER 30, 1997, TECHNOLOGY STOCKS CONTINUED TO ACCOUNT FOR THE LARGEST PORTION OF PORTFOLIO ASSETS. DID YOU MAKE CHANGES IN THIS AREA?
A The Fund's technology holdings included telecommunications, information services and electronics companies. We built up the Fund's exposure to companies that are benefitting from the production of the next generation of semiconductor equipment. For example, we added Asyst Technologies, a company that creates "clean room" environments for the production of semiconductors and Credence Systems, a business that tests semiconductor designs.

PAGE 4
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
TOP FIVE INDUSTRIES
AS OF SEPTEMBER 30, 1997

                                                PERCENTAGE OF
INDUSTRY                                         NET ASSETS
-------------------------------------------------------------
Information Services & Technology                   19.2%
-------------------------------------------------------------
Electronic Technology                                9.8%
-------------------------------------------------------------
Telecommunication Services & Equipment               8.8%
-------------------------------------------------------------
Health Technology & Services                         7.7%
-------------------------------------------------------------
Banks                                                7.6%
-------------------------------------------------------------

Q THE FINANCE INDUSTRY IS AMONG THE TOP FIVE INDUSTRIES REPRESENTED IN THE PORTFOLIO. WHY WERE FINANCE STOCKS ATTRACTIVE?
A In the finance area, we focused on regional banks, insurance companies and brokerages. In general, these types of companies are benefitting from lower interest rates. Regional banks are reaping the rewards of cost reduction and growth from consolidation. We also increased the number of insurance companies in the portfolio. Insurance companies are at the beginning of a restructuring and consolidation cycle. We believe that such activity should lead to increased earnings growth, and ultimately, higher stock prices.
Q WHERE ELSE DID YOU FIND OPPORTUNITY?
A Energy-related companies were strong contributors to your Fund's performance. They accounted for 8.6% of the portfolio's net assets. These types of companies supply oil fields with the drilling rigs and other equipment needed to explore and produce gas and oil. Energy services companies are benefitting from a strong growth trend in gas and oil exploration that has been triggered by dwindling reserves and increased worldwide energy demand.
Q WHAT IS YOUR OUTLOOK?
A As we look toward 1998, we find ourselves in one of the most positive investment environments in memory, with moderate economic growth, stable-to-falling interest rates, and low inflation. Relative to other
TOP 10 HOLDINGS
AS OF SEPTEMBER 30, 1997

                                                       PERCENTAGE OF
COMPANY                           INDUSTRY              NET ASSETS
--------------------------------------------------------------------
Synopsys, Inc.                    Information Services
                                  & Technology              2.3%
--------------------------------------------------------------------
Maxim Integrated Products         Electronic
                                  Technology                1.9%
--------------------------------------------------------------------
BMC Software, Inc.                Information Services
                                  & Technology              1.8%
--------------------------------------------------------------------
Astoria Financial Corp.           Banks                     1.8%
--------------------------------------------------------------------
TCF Financial Corporation         Banks                     1.8%
--------------------------------------------------------------------
Firstplus Financial Group, Inc.   Finance & Insurance       1.6%
--------------------------------------------------------------------
Newpark Resources, Inc.           Oil Field Services        1.6%
--------------------------------------------------------------------
USA Waste Services, Inc.          Industry Specialty
                                  Products & Services       1.5%
--------------------------------------------------------------------
Roper Industries                  Industry Specialty
                                  Products & Services       1.4%
--------------------------------------------------------------------
Oakwood Homes Corp.               Building,
                                  Construction &
                                  Furnishings               1.4%
--------------------------------------------------------------------

investments, we believe that small-company stocks are among the most compelling investments available. Nevertheless, a word of caution is in order. While your Fund made superior gains over the past several months, it would be unrealistic to expect that such high returns will continue without interruption. Over the long term, there will be upswings and downturns, as there have always been with small-company investments. That is why, we encourage you to take a long-term perspective when reviewing your Fund's performance. Over time, we believe small-company stocks have the potential to provide strong returns to long-term investors.

                            (Diamond appears here.)

          THIS COLUMN IS INTENDED TO ANSWER QUESTIONS ABOUT YOUR FUND.
        IF YOU HAVE A QUESTION YOU WOULD LIKE ANSWERED, PLEASE WRITE TO:
                      EVERGREEN INVESTMENT SERVICES, INC.
                        ATTN: SHAREHOLDER COMMUNICATIONS
                      201 SOUTH COLLEGE STREET, SUITE 600
                           CHARLOTTE, N.C. 28288-0969
Funds that invest in stocks of small companies, also called small-cap stocks, involve certain risks and, therefore, may not be appropriate for all investors. Although they may offer the potential for greater long-term returns, they also may experience greater price volatility due to their limited focus on a particular industry, market, product, or service, or because they invest in smaller, less established companies.

PAGE 5
---------------------------------------------------------
                            Growth of an Investment

(Chart appears here with the following plot points.)

HISTORICAL PERFORMANCE                AS OF SEPTEMBER 30, 1997

--------------------------------------------------------------

CUMULATIVE TOTAL RETURN
1 year w/o sales charge                                 18.48%
1 year w/sales charge*                                  15.48%
5 years                                                154.62%
10 years                                               269.06%
AVERAGE ANNUAL TOTAL RETURN
1 year w/o sales charge                                 18.48%
1 year w/sales charge*                                  15.48%
5 years                                                 20.55%
10 years                                                13.95%

* THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.0%

PAGE 6
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997

  SHARES                                              VALUE
----------------------------------------------------------------

COMMON STOCKS-- 99.6%

                   AUTOMOTIVE EQUIPMENT &
                   MANUFACTURING-- 0.7%
    256,860        Tower Automotive, Inc........  $   11,558,700
                                                  --------------
                   BANKS-- 7.6%
    561,462   *    Astoria Financial Corp.......      28,231,011
    291,240   *    Bostonfed Bancorp, Inc.......       6,134,243
    244,160   *    Hubco, Inc...................       7,698,670
    266,970   *    Long Island Bancorp, Inc.....      12,555,933
    390,080   *    North Fork Bancorp., Inc.....      11,312,320
    171,532   *    Queens County Bancorp, Inc...       8,882,141
    600,000   *    Sovereign Bancorp, Inc.......      10,462,500
    465,980   *    TCF Financial Corp...........      27,230,706
     61,646   *    Westamerica Bancorp..........       5,378,614
                                                  --------------
                                                     117,886,138
                                                  --------------
                   BUILDING, CONSTRUCTION &
                   FURNISHINGS-- 3.9%
    581,020        Champion Enterprises, Inc....      11,112,007
    150,000        Essex International, Inc.....       5,775,000
    235,419        Furniture Brands
                     International, Inc.........       4,443,534
    150,000        General Cable Corp...........       5,325,000
    774,791   *    Oakwood Homes Corp...........      21,984,695
    194,160        Shaw Group, Inc..............       4,259,385
    299,420        Toll Brothers, Inc...........       6,961,515
                                                  --------------
                                                      59,861,136
                                                  --------------
                   BUSINESS EQUIPMENT &
                   SERVICES-- 5.0%
    248,255        BISYS Group, Inc. (The) (a)..       7,967,434
    509,670   *    Comdisco, Inc................      16,596,129
    512,484        Devry, Inc...................      15,310,459
    370,069        Equity Corp. International...       8,627,234
    175,121   *    G & K Services...............       6,118,290
    354,050        GTS Duratek, Inc.............       5,200,109
    196,596   *    Norrell Corp.................       6,757,988
    165,324        Rental Service Corp..........       3,709,457
    217,945        Vincam Group, Inc............       6,293,162
                                                  --------------
                                                      76,580,262
                                                  --------------
                   CHEMICAL & AGRICULTURAL
                   PRODUCTS-- 0.7%
    266,240   *    OM Group, Inc................      10,632,960
                                                  --------------
  SHARES                                              VALUE
----------------------------------------------------------------

COMMON STOCKS-- CONTINUED

                   COMMUNICATION SYSTEMS &
                   SERVICES-- 1.4%
    200,000   *    Belden Inc...................  $    7,537,500
    200,000        Cable Design Technologies
                     Corp.......................       7,612,500
    300,000        Xylan Corp...................       6,628,125
                                                  --------------
                                                      21,778,125
                                                  --------------
                   CONSUMER PRODUCTS &
                   SERVICES-- 1.6%
    248,517        Action Performance Cos.,
                     Inc........................       7,206,993
    116,967        Budget Group, Inc............       3,859,911
    380,000        Coleman Co., Inc.............       6,127,500
    200,000        Peapod, Inc..................       2,500,000
    129,000   *    Russ Berrie & Co., Inc.......       3,773,250
    150,000   *    Weider Nutrition
                     International, Inc.........       1,743,750
                                                  --------------
                                                      25,211,404
                                                  --------------
                   ELECTRONIC TECHNOLOGY-- 9.8%
    100,900        ADFlex Solutions, Inc........       2,459,438
    626,640        Analog Devices, Inc..........      20,992,440
    261,100        Asyst Technologies, Inc......      11,594,472
    250,560   *    BMC Industries, Inc..........       7,970,940
     66,100        Brooks Automation, Inc.......       2,536,587
    100,000        Credence Systems Corp........       4,887,500
    200,000        Cymer Inc....................       5,468,750
    382,480        DII Group, Inc...............      12,538,172
    137,700        Electroglas, Inc.............       4,673,194
     75,000        Kulicke & Soffa Industries
                     Inc........................       3,471,094
    210,563   *    Linear Technology Corp.......      14,535,427
    240,000        Mattson Technology, Inc......       3,510,000
    418,889        Maxim Integrated
                     Products, Inc..............      29,858,932
    300,000        Radisys Corp.................      15,112,500
    378,014        Sipex Corp...................      12,072,822
                                                  --------------
                                                     151,682,268
                                                  --------------

PAGE 7
---------------------------------------------------------
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997

  SHARES                                              VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                   FINANCE & INSURANCE-- 6.1%
     59,000   *    Allied Group, Inc............  $    2,997,937
     24,000        American Capital
                     Strategies Ltd.............         475,500
    389,582        Amerin Corp..................      11,163,959
     15,900   *    ARM Financial Inc............         378,619
    232,126   *    CMAC Investment Corp.........      12,447,757
    100,000        Delphi Financial Group,
                     Inc........................       4,293,750
    216,489   *    Everen Capital Corp..........       8,794,866
    131,548        First Alliance Corp..........       4,119,097
    452,480        Firstplus Financial Group,
                     Inc........................      25,395,440
     78,800   *    Frontier Insurance Group,
                     Inc........................       2,994,400
    186,023   *    HCC Insurance Holdings Inc...       4,941,236
     50,900   *    Horace Mann Educators Corp...       2,856,762
    129,440   *    Legg Mason, Inc..............       6,827,960
     58,200   *    Penn-America Group, Inc......       1,191,281
    100,000   *    Vesta Insurance
                     Group, Inc.................       5,700,000
                                                  --------------
                                                      94,578,564
                                                  --------------
                   FOOD & BEVERAGE PRODUCTS-- 1.2%
    211,527   *    Applebee's International,
                     Inc........................       5,274,955
    382,500   *    Flowers Industries Inc.......       7,793,437
     15,100        Landry's Seafood
                     Restaurants Inc............         444,506
     55,000        Morningstar Group, Inc.......       2,365,000
    122,400   *    Worthington Foods, Inc.......       2,807,550
                                                  --------------
                                                      18,685,448
                                                  --------------
                   HEALTH TECHNOLOGY &
                   SERVICES-- 7.7%
    180,400        Cyberonics, Inc..............       2,903,313
    411,044        Cytyc Corp...................      10,250,410
    292,502        Emeritus Corp................       4,387,530
    300,000        Graham Field Health
                     Products, Inc..............       4,875,000
    577,226        Health Management Associates,
                     Inc........................      18,254,772
    213,673        Heartport, Inc...............       5,208,279
    327,985        Idexx Laboratories, Inc......       5,503,998
    369,584        Lifecore Biomedical, Inc.....       6,652,512
     88,000        Megabios Corp................       1,485,000
    292,510        Norland Medical Systems,
                     Inc........................       2,650,872
    252,684        Parexel International
                     Corp.......................       9,886,261
    165,620        Pediatrix Medical Group......       7,307,982
    142,320        Perclose, Inc................       3,148,830
    336,582        Phymatrix Corp...............       5,027,694
    194,500        Spine-Tech, Inc..............       7,330,219
  SHARES                                              VALUE

----------------------------------------------------------------

COMMON STOCKS-- CONTINUED
                   HEALTH TECHNOLOGY &
                   SERVICES-- CONTINUED
    372,680        Thermo Cardiosystems, Inc....  $   10,295,285
    235,711        Total Renal Care
                     Holdings, Inc..............      11,785,550
     60,000        Vivus........................       2,229,375
                                                  --------------
                                                     119,182,882
                                                  --------------
                   INDUSTRIAL SPECIALTY PRODUCTS &
                   SERVICES-- 4.2%
    363,274        Brown & Sharpe
                     Manufacturing Co. Cl. A....       5,153,950
    100,000   *    Kaydon Corp..................       6,000,000
    660,000   *    Roper Industries.............      22,275,000
    122,280        Strategic Distribution,
                     Inc........................         676,361
    188,737        United States Filter Corp....       8,127,487
    584,616        USA Waste Services, Inc......      23,311,563
                                                  --------------
                                                      65,544,361
                                                  --------------
                   INFORMATION SERVICES &
                   TECHNOLOGY-- 19.2%
    150,000        American Management Systems
                     Inc........................       2,859,375
    148,100        Aspen Technology, Inc........       5,211,269
    230,800        Avid Technology, Inc.........       7,457,725
    438,095        BMC Software, Inc............      28,352,961
    320,380        Cambridge Technology
                     Partners...................      11,443,573
    150,000        Cognos, Inc..................       3,557,813
    360,000        Computer Products, Inc.......      10,788,750
    101,250        Comverse Technology Inc......       5,347,266
    500,000        Data General Corp............      13,312,500
    165,000        Dataworks Corp...............       3,052,500
    226,300        Discreet Logic, Inc..........       6,011,094
     28,200        Documentum, Inc..............         934,125
     40,000        EMC Corp.....................       2,335,000
    371,000        Geoworks.....................       6,098,312
     75,000        HTE, Inc.....................       1,134,375
    178,600        JDA Software Group, Inc......       6,507,737
    353,380        Manugistics Group, Inc.......      12,589,162
    400,000        Mapics, Inc..................       5,150,000
     28,700        Maximus, Inc.................         830,506
    155,290        McAfee Associates, Inc.......       8,220,664
     63,898        Mechanical Dynamics, Inc.....         501,200
    205,290        Microchip Technology, Inc....       9,302,203
    237,054   *    National Data Corp...........       9,719,214

PAGE 8
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997

  SHARES                                              VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                   INFORMATION SERVICES & TECHNOLOGY-- CONTINUED
    291,240        Parametric Technology Corp...  $   12,841,864
    336,681        Project Software and
                     Development, Inc...........       7,764,706
    200,000        PSW Technologies Inc.........       2,600,000
     64,600        QAD, Inc.....................       1,191,063
    889,000        Rational Software Corp.......      14,196,219
    504,816        Safeguard Scientifics,
                     Inc........................      14,765,868
    348,323        Security Dynamics
                     Technology Inc.............      12,887,951
    832,455        Synopsys, Inc................      35,353,323
    400,000        System Software Associates
                     Inc........................       5,875,000
     35,000        Transition Systems, Inc......         717,500
  1,000,000        Unisys Corp..................      15,312,500
    100,000        Vantive Corp.................       2,406,250
    233,497        Wind River Systems Inc.......       9,631,751
                                                  --------------
                                                     296,261,319
                                                  --------------
                   LEISURE & TOURISM-- 1.9%
     49,395        Casino America, Inc.
                     Warrant....................             494
    176,000   *    CKE Restaurants Inc..........       7,392,000
    479,589        Colorado Gaming and
                     Entertainment Co. (c)......       2,757,637
     17,500        Pegasus Systems, Inc.........         317,734
    167,246        Promus Hotel Corp............       7,494,712
    230,000        Regal Cinemas, Inc...........       6,166,875
    347,000        Sodak Gaming, Inc............       4,890,531
                                                  --------------
                                                      29,019,983
                                                  --------------
                   MACHINERY-- DIVERSIFIED-- 0.1%
     99,400        Omniquip International,
                     Inc........................       1,857,538
                                                  --------------
                   METAL PRODUCTS & SERVICES-- 2.1%
    321,917        Global Industries, Inc.......      12,856,560
    250,000        Oregon Metallurgical
                     Corp.......................       6,257,813
    116,496        Special Metals Corp..........       2,198,862
    200,000        Steel Dynamics Inc...........       4,718,750
    200,000   *    Trimas Corp..................       6,100,000
                                                  --------------
                                                      32,131,985
                                                  --------------
                   OFFICE EQUIPMENT & SUPPLIES-- 0.5%
    227,900        Cognex Corp..................       7,520,700
                                                  --------------
                   OIL-- EXPLORATION & PRODUCTION-- 3.6%
    242,700        Forcenergy, Inc..............       9,419,794
    320,364   *    KCS Energy Inc...............       9,450,738
    138,000        Newfield Exploration Co......       3,872,625
    398,028        Nuevo Energy Co..............      19,055,590
  SHARES                                              VALUE

----------------------------------------------------------------

COMMON STOCKS-- CONTINUED
                   OIL-- EXPLORATION & PRODUCTION-- CONTINUED
     83,586   *    St. Mary Land and
                     Exploration Co.............  $    3,756,146
     24,950        Stone Energy Corp............         838,944
    325,218        Swift Energy Co..............       9,167,082
                                                  --------------
                                                      55,560,919
                                                  --------------
                   OIL FIELD SERVICES-- 5.0%
    191,240        BJ Services Co., Inc.........      14,199,570
     56,742   *    Carbo Ceramics, Inc..........       1,879,579
    400,000        ENSCO International, Inc.....      15,775,000
    400,100        Falcon Drilling..............      14,128,531
    632,078        Newpark Resources, Inc.......      24,848,566
    108,999        Seacor Smit, Inc.............       6,757,938
                                                  --------------
                                                      77,589,184
                                                  --------------
                   PHARMACEUTICALS-- 3.1%
    200,000        Agouron Pharmaceuticals,
                     Inc........................       9,612,500
    964,198        Amylin Pharmaceuticals,
                     Inc........................       8,165,552
    100,000        Dura Pharmaceuticals, Inc....       4,381,250
    250,000        Guilford Pharmaceuticals,
                     Inc........................       7,328,125
     50,000        Incyte Pharmaceuticals,
                     Inc........................       4,198,438
    582,480        Magainin Pharmaceutical......       6,607,507
    255,569        Neurogen Corp................       6,868,417
                                                  --------------
                                                      47,161,789
                                                  --------------
                   PUBLISHING, BROADCASTING &
                   ENTERTAINMENT-- 1.1%
     33,300   *    Central Newspapers, Inc......       2,472,525
     93,000        Hearst Argyle Television,
                     Inc........................       2,807,437
    259,000        Jacor Communications, Inc....      11,436,469
                                                  --------------
                                                      16,716,431
                                                  --------------
                   RETAILING & WHOLESALE-- 3.2%
    203,000        Central Garden & Pet Co......       6,204,187
    882,480        Corporate Express, Inc.......      18,587,235
    138,000        Cutter & Buck, Inc...........       2,829,000
    300,000        Gadzooks, Inc................       6,318,750
    168,000        Michaels Stores, Inc.........       5,139,750
     87,500        Stage Stores Inc.............       3,762,500
    184,600   *    Stanhome, Inc................       5,457,238
     35,000        Tefron Ltd...................         700,000
                                                  --------------
                                                      48,998,660
                                                  --------------

PAGE 9
---------------------------------------------------------
SCHEDULE OF INVESTMENTS-- SEPTEMBER 30, 1997

  SHARES                                              VALUE
----------------------------------------------------------------
COMMON STOCKS-- CONTINUED
                   TELECOMMUNICATION SERVICES &
                   EQUIPMENT-- 8.8%
    305,500        ACC Corp.....................  $    9,966,938
    342,288        Aspect Telecommunications
                     Corp.......................       7,936,803
     25,000        Associated Group, Inc. (The)
                     Cl. A......................       1,765,625
    128,000        Associated Group, Inc. (The)
                     Cl. B......................       8,944,000
    388,978        Billing Info Concepts Corp...      13,565,608
    138,300        Boston Communications Group..       2,031,281
     75,000        Boston Technology, Inc.......       2,540,625
    246,768        Brooks Fiber Properties
                     Inc........................      11,513,270
    501,000        McLeod-USA, Inc..............      19,742,531
    329,686        Natural Microsystems Corp....      12,486,857
    300,000        Ortel Corp...................       6,656,250
    300,000        Pairgain Technologies, Inc...       8,540,625
    170,000        Smartalk Teleservices,
                     Inc........................       4,186,250
     56,700        Spectrian Corp...............       3,625,256
    150,000        United States Cellular
                     Corp.......................       5,531,250
     89,000        Univision Communications,
                     Inc. Cl. A.................       4,828,250
    550,000        Westell Technologies.........      12,185,937
                                                  --------------
                                                     136,047,356
                                                  --------------
  SHARES                                              VALUE

----------------------------------------------------------------

COMMON STOCKS-- CONTINUED
                   TRANSPORTATION-- 1.1%
    242,700   *    ASA Holdings, Inc............  $    6,803,184
    146,399        Coach USA, Inc...............       4,401,120
    100,000        Fritz Cos., Inc..............       1,478,125
    153,956        Swift Transportation, Inc....       4,907,348
                                                  --------------
                                                      17,589,777
                                                  --------------
                   TOTAL COMMON STOCKS
                     (COST $1,044,099,031)......   1,539,637,889
                                                  --------------
SHORT-TERM INVESTMENTS-- 0.7%
                   REPURCHASE AGREEMENTS-- 0.7%
 11,360,000        Keystone Joint Repurchase
                     Agreement (investments in
                     repurchase agreements, in
                     joint trading account,
                     purchased 9/30/97, 6.15%,
                     maturing 10/1/97, maturity
                     value $11,361,941) (b).....      11,360,000
                                                  --------------
                   TOTAL SHORT-TERM INVESTMENTS
                     (COST $11,360,000).........      11,360,000
                                                  --------------


TOTAL INVESTMENTS--
  (COST $1,055,459,031)................. 100.3%    1,550,997,889
OTHER ASSETS AND
  LIABILITIES-- NET..................... (0.3)       (5,252,371)
                                         ------   --------------

NET ASSETS.............................. 100.0%   $1,545,745,518
                                         ------   --------------

 * Income producing securities.
 (a) At September 30, 1997, the Fund owned 248,255 shares of common stock of The BISYS Group, Inc. at a cost of $6,474,363. During the four months ended September 30, 1997 the Fund earned no dividend income from this investment. These shares were purchased prior to Evergreen Keystone Distributor, Inc., a wholly owned subsidiary of The BISYS Group, Inc., becoming the Fund's principal underwriter and BISYS Fund Services, Inc. becoming the Fund's sub-administrator.
(b) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at September 30, 1997.
 (c) Investment in a non-controlled affiliate. The Fund owns over 5% of outstanding shares. At September 30, 1997, the Fund held 479,589 shares of Colorado Gaming and Entertainment Company with a value of $2,757,637 and acquisition cost of $2,766,251. The Fund has not earned any income from this investment.
SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 10
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         FOUR-MONTH
                                                        PERIOD ENDED                          YEAR ENDED MAY 31,
                                                        SEPTEMBER 30,      ---------------------------------------------------------
                                                         1997(A)(D)        1997(A)       1996         1995        1994       1993(A)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                         $8.44          $10.35        $8.62       $7.64       $7.95       $7.61
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                (0.04)          (0.11)       (0.13)      (0.07)      (0.12)      (0.12)
Net realized and unrealized gain (loss) on
  investments and foreign currency related
  transactions                                               1.74           (0.78)        2.87        1.68        0.63        1.82
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                             1.70           (0.89)        2.74        1.61        0.51        1.70
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                           0               0            0           0           0           0
Net realized gain on investments and foreign currency
  related transactions                                      (0.70)          (1.02)       (1.01)      (0.63)      (0.82)      (1.36)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (0.70)          (1.02)       (1.01)      (0.63)      (0.82)      (1.36)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                               $9.44           $8.44       $10.35       $8.62       $7.64       $7.95
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                            21.43%          (8.61%)      33.03%      23.58%       6.84%      28.76%
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                             1.77%(c)        1.75%        1.73%       1.78%       1.73%       2.04%
  Total expenses, excluding indirectly paid expenses         1.77%(c)        1.73%        1.72%        N/A         N/A         N/A
 Net investment income (loss)                               (1.43%)(c)      (1.32%)      (1.34%)     (1.10%)     (1.49%)     (1.68%)
PORTFOLIO TURNOVER RATE                                        28%             48%          94%         38%         60%         78%
AVERAGE COMMISSION RATE PAID PER SHARE                    $0.0525         $0.0551      $0.0563         N/A         N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (MILLIONS)                        $ 1,546         $ 1,407      $ 2,006      $1,460      $1,006       $ 966
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         YEAR ENDED MAY 31,
                                                                   --------------------------------------------------------------
                                                                   1992(A)       1991(A)       1990(A)       1989(A)        1988
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE BEGINNING OF PERIOD                                 $7.17         $6.24         $5.66         $4.48         $7.80
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)                                        (0.08)        (0.04)            0          0.02             0
Net realized and unrealized gain (loss) on investments and
  foreign currency
  related transactions                                               0.98          1.17          0.63          1.20         (1.64)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                     0.90          1.13          0.63          1.22         (1.64)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM
Net investment income                                                   0             0         (0.05)        (0.01)            0
Net realized gain on investments and foreign currency related
  transactions                                                      (0.46)        (0.20)            0         (0.03)        (1.68)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 (0.46)        (0.20)        (0.05)        (0.04)        (1.68)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE END OF PERIOD                                       $7.61         $7.17         $6.24         $5.66         $4.48
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (B)                                                    13.45%        19.42%        11.24%        27.45%       (22.39%)
RATIOS/SUPPLEMENTAL DATA
RATIOS TO AVERAGE NET ASSETS:
  Total expenses                                                     1.47%         1.48%         1.40%         1.27%         1.17%
  Total expenses, excluding indirectly paid expenses                  N/A           N/A           N/A           N/A           N/A
  Net investment income (loss)                                      (1.09%)       (0.68%)        0.02%         0.47%         0.03%
PORTFOLIO TURNOVER RATE                                                81%           73%           77%           57%           80%
AVERAGE COMMISSION RATE PAID PER SHARE                                N/A           N/A           N/A           N/A           N/A
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS END OF PERIOD (MILLIONS)                                 $ 702         $ 623         $ 538         $ 504        $  442
---------------------------------------------------------------------------------------------------------------------------------

(a) Calculation based on average shares outstanding.
(b) Excluding applicable sales charges.
(c) Annualized
(d) Effective September 30, 1997, the Fund changed its fiscal year end from May 31 to September 30.
SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 11
---------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997

------------------------------------------------------------
ASSETS
 Investments, at value
   (identified cost, $1,055,459,031)          $1,550,997,889
 Foreign currency, at value (identified
   cost, $2,962)                                       2,886
 Cash                                                950,787
 Receivable for investments sold                  16,246,483
 Receivable for Fund shares sold                   4,709,494
 Receivable for interest and dividends               103,774
 Prepaid expenses                                     94,377
 Other assets                                         56,466
------------------------------------------------------------
   Total assets                                1,573,162,156
------------------------------------------------------------
LIABILITIES
 Payable for investments purchased                19,428,049
 Payable for Fund shares redeemed                  6,380,739
 Distribution Plan expenses payable                  800,832
 Management fee payable                              603,983
 Due to affiliates                                    10,000
 Accrued expenses and other liabilities              193,035
------------------------------------------------------------
   Total liabilities                              27,416,638
------------------------------------------------------------
NET ASSETS                                    $1,545,745,518
------------------------------------------------------------
NET ASSETS REPRESENTED BY
 Paid-in capital                              $  946,410,059
 Accumulated net investment loss                     (16,648)
 Accumulated net realized gains on
   investments and foreign currency related
   transactions                                  103,813,325
 Net unrealized appreciation on investments
   and foreign currency related transactions     495,538,782
------------------------------------------------------------
   Total net assets                           $1,545,745,518
------------------------------------------------------------
NET ASSET VALUE PER SHARE OF BENEFICIAL
 INTEREST OUTSTANDING
 Net assets of $1,545,745,518 (divided by)
   163,756,330 shares outstanding             $         9.44
------------------------------------------------------------

STATEMENTS OF OPERATIONS

                           FOUR-MONTH
                          PERIOD ENDED          YEAR ENDED
                       SEPTEMBER 30, 1997*     MAY 31, 1997
------------------------------------------------------------
INVESTMENT INCOME
 Dividends                $     978,024        $  2,562,283
 Interest                       678,271           4,364,898
------------------------------------------------------------
   Total income               1,656,295           6,927,181
------------------------------------------------------------
EXPENSES
 Management fee           $   2,387,425        $  7,788,033
 Distribution Plan
   expenses                   4,928,079          16,641,755
 Transfer agent fees            942,732           3,702,109
 Administrative
   expenses                     165,513              17,039
 Custodian fees                  92,345             700,665
 Professional fees               16,509             150,577
 Trustees' fees and
   expenses                      63,443              54,381
 Miscellaneous
   expenses                     128,797             244,220
------------------------------------------------------------
   Total expenses             8,724,843          29,298,779
   Less: Expenses
     paid indirectly             (3,184)           (231,796 )
------------------------------------------------------------
 Net expenses                 8,721,659          29,066,983
------------------------------------------------------------
 Net investment loss         (7,065,364)        (22,139,802 )
------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS
 Net realized gain on
   investments and
   foreign currency
   related
   transactions             110,149,243         117,982,561
 Net change in
   unrealized
   appreciation on
   investments and
   foreign currency
   related
   transactions             184,561,753        (279,047,661 )
------------------------------------------------------------
 Net realized and
   unrealized gain
   (loss) on
   investments and
   foreign currency
   related
   transactions             294,710,996        (161,065,100 )
------------------------------------------------------------
 Net increase
   (decrease) in net
   assets resulting
   from operations        $ 287,645,632        $(183,204,902)
------------------------------------------------------------

                                          * EFFECTIVE SEPTEMBER 30, 1997, THE
                                            FUND CHANGED ITS FISCAL YEAR END
                                            FROM MAY 31 TO SEPTEMBER 30.
SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 12
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOUR-MONTH                 YEAR ENDED MAY 31,
                                                                   PERIOD ENDED        ----------------------------------
                                                                SEPTEMBER 30, 1997*         1997               1996
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                             $    (7,065,364)     $   (22,139,802)   $   (24,478,442)
  Net realized gain on investments and foreign currency
     related transactions                                             110,149,243          117,982,561        389,754,504
  Net change in unrealized appreciation on investments and
     foreign currency related transactions                            184,561,753         (279,047,661)       127,581,090
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
       operations                                                     287,645,632         (183,204,902)       492,857,152
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS ON
  INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS              (114,171,454)        (200,508,632)      (173,760,139)
-------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                           243,488,031        1,018,919,437      1,354,600,987
  Payments for shares redeemed                                       (369,839,740)      (1,402,606,782)    (1,267,570,849)
  Net asset value of shares issued in reinvestment of
     distributions                                                     91,854,430          168,366,921        139,720,568
-------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets resulting from
       capital share transactions                                     (34,497,279)        (215,320,424)       226,750,706
-------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                          138,976,899         (599,033,958)       545,847,719
NET ASSETS:
  Beginning of period                                               1,406,768,619        2,005,802,577      1,459,954,858
-------------------------------------------------------------------------------------------------------------------------
  End of period, including accumulated net investment loss of
     $16,648, $7,516 and $7,483, respectively                     $ 1,545,745,518      $ 1,406,768,619    $ 2,005,802,577
-------------------------------------------------------------------------------------------------------------------------

* EFFECTIVE SEPTEMBER 30, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MAY 31 TO SEPTEMBER 30.
SEE NOTES TO FINANCIAL STATEMENTS.

PAGE 13
---------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES
Keystone Small Company Growth Fund (S-4), (the "Fund") is a Pennsylvania trust for which Keystone Investment Management Company ("Keystone") is the investment adviser and manager. Keystone is a subsidiary of First Union Corporation ("First Union").
  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital through investments in emerging growth companies.
  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.
A. VALUATION OF SECURITIES
The Fund values securities traded on a national securities exchange or included on the NASDAQ National Market System ("NMS") at the last reported sales price on the exchange where primarily traded. The Fund values securities traded on an exchange or NMS for which there has been no sale and other securities traded in the over-the-counter market at the mean between the last reported bid and asked price. Securities for which valuations are not available from an independent pricing service, including restricted securities, are valued at fair value as determined in good faith according to procedures established by the Board of Trustees.
  Short-term investments with remaining maturities of 60 days or less are carried at an amortized cost, which approximate market value.
B. REPURCHASE AGREEMENTS
Securities pledged as collateral for repurchase agreements are held by the custodian on the Fund's behalf. The Fund monitors the adequacy of the collateral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement including accrued interest. The Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.
  Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with certain other funds managed by Keystone, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. government and/or Federal Agency obligations.
C. FOREIGN CURRENCY
The books and records of the Fund are maintained in United States ("U.S.") dollars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, assets and liabilities at the daily rate of exchange; purchases and sales of investments, income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gain (loss) resulting from changes in foreign currency exchange rates is a component of net unrealized appreciation (depreciation) on investments and foreign currency transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions and gains and losses resulting from the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized

PAGE 14
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4) gain (loss) on investments and foreign currency related transactions.
D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabilities. Forward contracts are recorded at the forward rate and are marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain (loss) on investments and foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward contracts involve elements of market risk in excess of the amount reflected in the statement of assets and liabilities.
E. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.
F. FEDERAL TAXES
The Fund has qualified and intends to qualify in the future as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Fund is relieved of any federal income tax liability by distributing all of its net investment company taxable income and net capital gains, if any, to its shareholders. The Fund also intends to avoid any excise tax liability by making the required distributions under the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.
G. DISTRIBUTIONS
The Fund distributes net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.
  Income and capital gains distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. The significant differences between financial statement amounts available for distribution and distributions made in accordance with income tax regulations are primarily due to differing treatment for net realized gains and losses from foreign currency related transactions and net operating losses.
2. CAPITAL SHARE TRANSACTIONS
The Fund's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with a par value of $1.00. Transactions in shares of the Fund were as follows:

                   FOUR-MONTH
                  PERIOD ENDED        YEAR ENDED MAY 31,
                  SEPTEMBER 30,   ---------------------------
                      1997*           1997           1996
-------------------------------------------------------------
Shares sold         27,990,885     121,645,715    141,592,081
Shares redeemed    (42,215,378)   (168,659,715)  (131,599,635)
Shares issued in
  reinvestment
  of
  distributions     11,242,892      19,925,079     14,560,340
-------------------------------------------------------------
Net increase
  (decrease)        (2,981,601)    (27,088,921)    24,552,786
-------------------------------------------------------------

* EFFECTIVE SEPTEMBER 30, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MAY 31 TO SEPTEMBER 30.

PAGE 15
---------------------------------------------------------
3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the four-month period ended September 30, 1997 and year ended May 31, 1997 were as follows:

                         FOUR-MONTH
                        PERIOD ENDED          YEAR ENDED
                     SEPTEMBER 30, 1997*     MAY 31 1997
----------------------------------------------------------
Purchases               $ 403,741,271       $  766,944,947
Sales                     526,578,104        1,214,970,663

* EFFECTIVE SEPTEMBER 30, 1997, THE FUND CHANGED ITS FISCAL YEAR END FROM MAY 31 TO SEPTEMBER 30.
  On September 30, 1997, the cost of investments for federal income tax purposes was $1,056,265,261, gross unrealized appreciation of investments was $519,501,950 and gross unrealized depreciation of investments was $24,769,322 resulting in net unrealized appreciation of $494,732,628 for federal income tax purposes.
4. DISTRIBUTION PLAN
Since December 11, 1996, Evergreen Keystone Distributor, Inc. ("EKD"), a wholly-owned subsidiary of The BISYS Group Inc. ("BISYS") has served as principal underwriter to the Fund. Prior to December 11, 1996, Evergreen Keystone Investment Services, Inc. ("EKIS"), a wholly-owned subsidiary of Keystone, served as the Fund's principal underwriter.
  The Fund has adopted a Distribution Plan (the "Plan") as allowed by Rule 12b-1 of the 1940 Act. The Plan permits the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and services fees to broker-dealers who sell shares of the fund, are paid by shareholders through expenses called "Distribution Plan expenses". The Fund pays a service fee equal to 0.25% of its average daily net assets and a distribution fee equal to 0.75% of its average daily net assets. Distribution Plan expenses are calculated daily and paid monthly.
  With respect to the Fund's shares, the principal underwriter may incur distribution costs greater than the allowable annual amounts the Fund is permitted to pay. The Fund may reimburse the principal underwriter for such excess amounts in later years with annual interest at the prime rate plus 1.00%.
  The Plan may be terminated at any time by vote of the Independent Trustees or by vote of a majority of the outstanding voting shares of the Fund. However, after the termination of the Plan, and subject to the discretion of the Independent Trustees, payments to EKD and/or EKIS may continue as compensation for services which had been earned while the Plan was in effect.
  EKD intends, but is not obligated, to continue to pay distribution costs that exceed the current annual payments from the Fund. EKD intends to seek full payment of such distribution costs from the Fund at such time in the future as, and to the extent that, payment thereof by the Fund would be within permitted limits.
  Contingent deferred sales charges paid by redeeming shareholders may be paid to EKD or its predecessor.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS
Under the terms of the investment advisory agreement dated December 11, 1996, Keystone serves as the investment adviser and manager to the Fund. In return for providing investment advisory and management services to the Fund, Keystone is paid a management fee, computed daily and paid monthly, which is determined by applying percentage rates starting at 0.70% and declining as net assets increase to 0.35% per annum, to the average daily net asset value of the Fund.
  During the four-month period ended September 30, 1997 and year ended May 31, 1997, the Fund paid or accrued $165,513 and $17,039, respectively, to Keystone for certain administrative services. Additionally, Evergreen Keystone Services Company ("EKSC"), a wholly-owned subsidiary of Keystone, serves as the Fund's transfer and dividend disbursing agent.
  BISYS Fund Services, Inc. ("BISYS"), an affiliate of EKD, serves as the Fund's sub-administrator. As sub-

PAGE 16
---------------------------------------------------------
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)


administrator, BISYS provides the officers of the Fund. For this service, BISYS is paid a fee by Keystone, which is not a Fund expense.
  Officers of the Fund and affiliated Trustees receive no compensation directly from the Fund.
6. EXPENSE OFFSET ARRANGEMENT
The Fund has entered into an expense offset arrangement with its custodian. The assets deposited with the custodian under this expense offset arrangement could have been invested in income-producing assets
7. YEAR END CHANGE
The Fund changed its fiscal year end from May 31 to September 30, effective September 30, 1997.

PAGE 17
---------------------------------------------------------
INDEPENDENT AUDITORS' REPORT

THE TRUSTEES AND SHAREHOLDERS
KEYSTONE SMALL COMPANY GROWTH FUND (S-4)

We have audited the accompanying statement of assets and liabilities of Keystone Small Company Growth Fund (S-4), including the schedule of investments, as of September 30, 1997, and the related statements of operations for the four-month period then ended and the year ended May 31, 1997, the statements of changes in net assets for the four-month period ended September 30, 1997 and for each of the years in the two-year period ended May 31, 1997 and financial highlights for the four-month period ended September 30, 1997 and for each of the years in the ten-year period ended May 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keystone Small Company Growth Fund (S-4) as of September 30, 1997, the results of its operations for the four-month period then ended and the year ended May 31, 1997, its changes in net assets for the four-month period ended September 30, 1997 and for each of the years in the two-year period ended May 31, 1997 and its financial highlights for the four-month period ended September 30, 1997 and for each of the years in the ten-year period ended May 31, 1997 in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP
Boston, Massachusetts
October 31, 1997

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PAGE 18
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KEYSTONE SMALL COMPANY GROWTH FUND (S-4)
              FEDERAL INCOME TAX STATUS OF DISTRIBUTIONS
                             (UNAUDITED)
During the four month period ended September 30, 1997, the Fund paid distributions of $114,171,454. These distributions were paid entirely from long-term capital gains. The above figures may differ from those previously reported and those cited elsewhere in this report due to differences in the calculation of income and capital gains for accounting (book) purposes and internal revenue service (tax) purposes.
In January 1998, we will send you complete information on the distributions paid during calendar year 1997 to help you in completing your federal tax return.

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                             (blank intentionally)
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                                     KEYSTONE
                                FAMILY OF FUNDS
                            (Diamond appears here.)
                              Balanced Fund (K-1)
                          Diversified Bond Fund (B-2)
                          Growth and Income Fund (S-1)
                          High Income Bond Fund (B-4)
                            International Fund Inc.
                         Precious Metals Holdings, Inc.
                            Quality Bond Fund (B-1)
                        Small Company Growth Fund (S-4)
                          Strategic Growth Fund (K-2)
                                 Tax Free Fund
This report was prepared primarily for the information of the Fund's shareholders. It is authorized for distribution if preceded or accompanied by the Fund's current prospectus. The prospectus contains important information about the Fund including fees and expenses. Read it carefully before you invest or send money. For a free prospectus on other Evergreen Keystone funds, contact your financial adviser or call Evergreen Keystone.
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
-----------------------------------
       NOT
      FDIC         MAY LOSE VALUE
     INSURED       NO BANK GUARANTEE
-------------------------------------

EVERGREEN KEYSTONE DISTRIBUTOR, INC.

Evergreen KeystoneSM is a Service Mark of
Evergreen
Keystone Investment Services, Inc.
Copyright 1997.
                         (Recycle logo appears here.)
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S4-R 541255 REV01 11/97
                                  KEYSTONE
                        (Photo Exists in Film ONLY.
                             Will See on Dylux)
                               SMALL COMPANY
                             GROWTH FUND (S-4)

                        (Evergreen tree appears here.)
                              Evergreen Funds(SM)
                                  SINCE 1932

                                 ANNUAL REPORT
                               SEPTEMBER 30, 1997